Investment in Equity Investee (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Share equity gain, during period		$ 8,082	¥ 52,355	¥ (671)	¥ (1,372)
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition	¥ 50,500		0	0
Share equity gain, during period			¥ 52,355	(671)
Cost investment	101,000			101,000	101,000	¥ 101,000
Accumulated, share equity gain	(2,473)			(3,144)	(2,473)	49,211
Investment in equity investee	¥ 98,527	$ 23,189		¥ 97,856	¥ 98,527	¥ 150,211